As filed with the Securities and Exchange Commission on [date]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300 Wexford, PA			15090-8388
(Address of principal executive offices)			(Zip code)

Ronald H. Muhlenkamp Muhlenkamp & Company, Inc. 5000 Stonewood Drive, Suite 300 Wexford, PA 15090-8388
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(724) 935-5520 or (800) 860-3863

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders.

Muhlenkamp Fund

Intelligent Investment Management

(Ticker Symbol: MUHLX)

SEMI-ANNUAL REPORT

June 30, 2014

Phone: 1-800-860-3863

E-mail: fund@muhlenkamp.com

Website: www.muhlenkamp.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus of the Muhlenkamp Fund. Please call 1-800-860-3863 for a current copy of the prospectus. Read it carefully before you invest.

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust) (Unaudited)

August 2014

Dear Shareholder:

Sometimes, I'm tempted to write "same as last time." This is one of those times.

Three months ago, in 'Memorandum #110, we wrote:

Most of the economic and market trends we've been discussing for the past few years remain in place.

Russia's action in the Ukraine/Crimea may have long-term implications, particularly for Europe, but the near-term economic implications are modest. It remains to be seen whether this gets added to our long-term worry list or not.

Japan's version of "Quantitative Easing," after helping its market last year, is now running out of gas. A few days ago, Japan raised its consumption tax; the last time they did that, it triggered a recession. We remain baffled by the logic Japan is following; i.e. attempting to spur growth via government spending, which requires an increase in taxes and borrowing to achieve. We are not optimistic about the outcome.

Various countries in Europe continue to flirt with recession or default. Sovereign bond rates remain very low, and the European Central Bank's commitment to do "whatever it takes" has not been tested. Very little has changed in Europe.

The Chinese economy and other "emerging" countries continue to slow. China continues to try to unwind a credit binge in a controlled manner, which is working so far. Dramatic currency shifts in Turkey and other emerging markets, which started when the Fed started "tapering," have subsided. It isn't clear if continued tapering will create other dislocations and shifts going forward.

In the U.S., we continue on a slow growth path. Our government continues to squeeze employers, resulting in only modest gains in employment. The U.S. Federal Reserve is proceeding with tapering of its buying of U.S. Treasury and mortgage bonds. The bond market responded to the change in direction last summer by upping interest rates in long bonds. Since then, long rates have fluctuated in a range consistent with contained inflation and continued slow growth in the economy. Short rates remain near zero, driving individual and pension investors elsewhere.

Stocks rose last year to a level consistent with current earnings levels and very modest inflation. Company earnings have actually been aided by management reluctance to build plants or hire people in the face of slow economic growth and added regulations. (Have you noticed that corporate annual reports are twice as thick as they used to be, but with no additional information?) Currently, we see no relief from these pressures.

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust) (Unaudited)

A few new items:

In Europe, Banco Espirito Santo, the largest bank in Portugal, has defaulted on interest payments on its bonds. Europe has not solved its problems.

In the U.S., for at least the fourth consecutive year, estimates of real GDP (Gross Domestic Product) growth, which exceeded 3% prior to the beginning of the year, have been reduced to 2% or less by midyear (now). The U.S. continues on a slow growth path.

During the second quarter, stock prices rose nicely to levels that we consider full value, so we've begun selective pruning of our holdings.

We do consider it healthy that individual stocks are now responding to both good and bad news.

The comments made by Ron Muhlenkamp in this commentary are opinions and are not intended to be investment advice or a forecast of future events.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in smaller companies which involve additional risks such as limited liquidity and greater volatility. The Fund may also invest in foreign securities which involve political, economic, and currency risks, greater volatility and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Written options have the risks of potential unlimited losses of the underlying holdings due to unanticipated market movements.

Fund holdings are subject to change and are not recommendations to buy or sell any security. Please see page 12 for a complete list of fund holdings.

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

Average Annual Total Returns (Unaudited)
as of June 30, 2014

Muhlenkamp Fund	Three Month	Year to Date	One Year	Three Year	Five Year	Ten Year	Fifteen Year	Since Inception*
Return Before Taxes	5.44%	4.78%	20.42%	13.37%	14.21%	4.13%	6.22%	10.27%
Return After Taxes on Distributions**	5.44%	4.78%	19.54%	12.55%	13.71%	3.60%	5.76%	9.82%
Return After Taxes on Distributions and Sale of Fund Shares**	3.08%	2.70%	12.23%	10.56%	11.49%	3.40%	5.20%	9.10%
S&P 500***	5.23%	7.14%	24.61%	16.58%	18.83%	7.78%	4.35%	10.29%

Performance data quoted, before and after taxes, represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data shown is current to the most recent month end.

Investment returns can vary significantly between returns before taxes and returns after taxes.

The Muhlenkamp Fund is providing the returns in the above table to help our shareholders understand the magnitude of tax costs and the impact of taxes on the performance of the Fund.

*  Operations commenced on November 1, 1988.

**   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and its return after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund's past performance, before and after taxes, is not necessarily how the Fund will perform in the future.

  The calculation for the One Year "Return After Taxes on Distributions and Sale of Fund Shares" assumes the following:

1.  You bought shares of the Fund at the price on June 30, 2013.

2.  You received dividends (and income distributions) at year end, and paid a 20% tax on these dividends on the payable date.

3.  You reinvested the rest of the dividend when received, increasing your cost basis for tax purposes.

4.  You sold the entire position on June 30, 2014 and paid tax on ordinary income at a tax rate of 39.6%.

***   The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. One cannot invest directly in an index.

MUHLENKAMP FUND*

(A Portfolio of the Wexford Trust)

	Total Return %		Cumulative Return %
Period Ending	Muhlenkamp Fund	S&P 500 Index	Muhlenkamp Fund	S&P 500 Index
12/31/04	24.5	10.9	24.5	10.9
12/31/05	7.9	4.9	34.3	16.3
12/31/06	4.1	15.8	39.8	34.7
12/31/07	–9.7	5.5	26.3	42.1
12/31/08	–40.4	–37.0	–24.7	–10.5
12/31/09	31.5	26.5	–1.0	13.2
12/31/10	6.1	15.1	5.1	30.3
12/31/11	–4.7	2.1	0.1	33.0
12/31/12	12.5	16.0	12.6	54.3
12/31/13	34.4	32.4	51.4	104.3
6/30/14(1)	4.8	7.1	58.6	118.9

(1)  Total Return is for the six months ending June 30, 2014.

A Hypothetical $10,000 Investment in the Muhlenkamp Fund*

The Standard & Poor's 500 Stock Index ("S&P 500 Index") is a widely recognized, unmanaged index of common stock prices. The S&P 500 Index is weighted by market value and its performance is thought to be representative of the stock market as a whole. An investment cannot be made directly in an index. This chart assumes an initial gross investment of $10,000 made on 12/31/03. The line graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results.

*  Unaudited.

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

EXPENSE EXAMPLE
June 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/14 to 6/30/14).

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. Although the Fund charges no sales load, redemption fees or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. Individual Retirement Accounts ("IRAs") will be charged a $15.00 annual maintenance fee. For any direct registered shareholder of the Fund having an IRA balance exceeding $50,000, the amount of such IRA annual maintenance fee will be a Fund expense. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

EXPENSE EXAMPLE (Continued)
June 30, 2014 (Unaudited)

rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 – 6/30/14*
Actual	$1,000.00	$1,047.80	$6.45
Hypothetical (5% return before expenses)	1,000.00	1,018.50	6.36

*  Expenses are equal to the Fund's annualized expense ratio 1.27% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
June 30, 2014 (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

STATEMENT OF ASSETS & LIABILITIES
June 30, 2014 (Unaudited)

ASSETS
INVESTMENTS, AT VALUE (Cost $329,572,306)	$496,997,789
CASH	9,639
RECEIVABLE FOR FUND SHARES SOLD	10,036
DIVIDENDS AND INTEREST RECEIVABLE	108,590
OTHER ASSETS	135,266
Total assets	497,261,320
LIABILITIES
WRITTEN OPTIONS, AT VALUE (Premiums received $2,685,086)	4,362,240
PAYABLE FOR FUND SHARES REDEEMED	211,580
PAYABLE TO ADVISER	400,760
ACCRUED EXPENSES AND OTHER LIABILITIES	153,003
Total liabilities	5,127,583
NET ASSETS	$492,133,737
NET ASSETS
PAID IN CAPITAL	$286,925,248
ACCUMULATED UNDISTRIBUTED NET INVESTMENT LOSS	(1,091,225)
ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN ON INVESTMENTS SOLD AND WRITTEN OPTION CONTRACTS EXPIRED OR CLOSED	40,551,385
NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	167,425,483
Written option contracts	(1,677,154)
NET ASSETS	$492,133,737
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, $0.01 par value)	6,904,256
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$71.28

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign taxes withheld of $18,012)		$1,911,031
Interest		767
Total investment income		1,911,798
EXPENSES:
Investment advisory fees	$2,366,561
Shareholder servicing and accounting costs	224,503
Administration fees	162,986
Legal fees	74,771
Reports to shareholders	52,760
Insurance fees	48,874
Trustees' fees and expenses	45,920
Federal & state registration fees	15,645
Custody fees	13,838
Auditor fees	9,422
Other	3,222
Interest expense	13
Total operating expense before expense reductions	3,018,515
Expense reductions (see Note 9)	(15,492)
Total expenses		3,003,023
NET INVESTMENT LOSS		(1,091,225)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments sold	41,480,989
Written option contracts expired or closed	(215,191)
		41,265,798
Change in unrealized depreciation on:
Investments	(16,075,996)
Written option contracts	(1,561,440)
		(17,637,436)
Net realized and unrealized gain on investments		23,628,362
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$22,537,137

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
OPERATIONS:
Net investment loss	$(1,091,225)	$(966,038)
Net realized gains on investments sold and written option contracts expired or closed	41,265,798	18,168,222
Change in unrealized appreciation (depreciation) on investments and written option contracts	(17,637,436)	118,486,074
Net increase in net assets resulting from operations	22,537,137	135,688,258
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,606,978	14,643,204
Dividends reinvested	—	14,368,331
Cost of shares redeemed	(31,384,262)	(88,566,213)
Net decrease in net assets resulting from capital share transactions	(18,777,284)	(59,554,678)
DISTRIBUTIONS TO SHAREHOLDERS:
From realized gains	—	(15,058,451)
Net decrease in net assets resulting from distributions to shareholders	—	(15,058,451)
TOTAL INCREASE IN NET ASSETS	3,759,853	61,075,129
NET ASSETS:
Beginning of period	488,373,884	427,298,755
End of period	$492,133,737	$488,373,884
ACCUMULATED UNDISTRIBUTED NET INVESTMENT LOSS	$(1,091,225)	$—

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

FINANCIAL HIGHLIGHTS

	Six Months Ended		Year Ended December 31,
	June 30, 2014		2013	2012	2011	2010	2009
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$68.03		$52.22	$51.19	$53.80	$50.69	$38.60
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.16)		(0.13)	0.35	0.06	(0.04)	0.07
Net realized and unrealized gains (losses) on investments	3.41		18.10	6.01	(2.61)	3.15	12.09
Total from investment operations	3.25		17.97	6.36	(2.55)	3.11	12.16
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.35)	(0.06)	—	(0.07)
From realized gains	—		(2.16)	(4.98)	—	—	—
Total distributions	—		(2.16)	(5.33)	(0.06)	—	(0.07)
NET ASSET VALUE, END OF PERIOD	$71.28		$68.03	$52.22	$51.19	$53.80	$50.69
TOTAL RETURN	4.78	%(3)	34.43%	12.52%	–4.74%	6.14%	31.49%
NET ASSETS, END OF PERIOD (in millions)	$492		$488	$427	$487	$641	$716
RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
Excluding expense reductions	1.28	%(4)	1.27%	1.26%	1.25%	1.24%	1.26%
Including expense reductions(2)	1.27	%(4)	1.26%	1.26%	1.25%	1.24%	1.25%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	(0.46	%)(4)	(0.21%)	0.56%	0.10%	(0.08%)	0.15%
PORTFOLIO TURNOVER RATE	14.50	%(3)	26.21%	38.09%	42.51%	75.49%	64.78%

(1)  Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(2)  The operating expense ratio includes expense reductions for minimum account fees deposited into the Fund (See Note 9).

(3)  Not annualized.

(4)  Annualized.

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS — 96.3%
Aerospace & Defense — 0.6%
Innovative Solutions & Support, Inc. (a)	393,229	$2,925,624
Airlines — 8.6%
Allegiant Travel Company	91,200	10,740,624
Delta Air Lines, Inc.	650,000	25,168,000
Spirit Airlines, Inc. (a)	100,000	6,324,000
		42,232,624
Auto Components — 2.0%
American Axle & Manufacturing Holdings, Inc. (a)	450,000	8,500,500
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	200,000	1,156,000
		9,656,500
Automobiles — 1.1%
General Motors Company	155,000	5,626,500
Banks — 7.6%
Citigroup, Inc.	300,000	14,130,000
JPMorgan Chase & Company	407,000	23,451,340
		37,581,340
Biotechnology — 4.1%
Celgene Corporation (a)(c)	120,000	10,305,600
Gilead Sciences, Inc. (a)(c)	120,000	9,949,200
		20,254,800
Capital Markets — 5.9%
Morgan Stanley	300,000	9,699,000
State Street Corporation	290,568	19,543,603
		29,242,603
Communications Equipment — 3.1%
Arris Group, Inc. (a)	395,000	12,849,350
Cisco Systems, Inc.	100,000	2,485,000
		15,334,350
Computers & Peripherals — 1.6%
Apple, Inc.	86,730	8,059,819
Construction & Engineering — 2.2%
Chicago Bridge & Iron Company N.V. (b)	162,000	11,048,400
Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc. — Class B (a)	103,500	13,098,960
Electronic Equipment, Instruments & Components — 1.3%
Universal Display Corporation (a)	198,400	6,368,640
Energy Equipment & Services — 3.0%
Halliburton Company	207,000	14,699,070
Health Care Equipment & Supplies — 2.7%
Covidien plc (b)	145,000	13,076,100

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value
Household Durables — 1.5%
PulteGroup, Inc.	163,800	$3,302,208
WCI Communities, Inc. (a)	214,200	4,136,202
		7,438,410
Insurance — 6.7%
American International Group, Inc.	325,000	17,738,500
Lincoln National Corporation	300,000	15,432,000
		33,170,500
IT Services — 9.8%
Alliance Data Systems Corporation (a)	150,000	42,187,500
Neustar, Inc. (a)(c)	235,000	6,114,700
		48,302,200
Machinery — 1.8%
Westport Innovations, Inc. (a)(b)	500,000	9,010,000
Media — 2.9%
DIRECTV (a)	165,000	14,026,650
Metals & Mining — 0.2%
Eldorado Gold Corporation (b)(c)	100,000	764,000
Oil, Gas & Consumable Fuels — 6.1%
Bellatrix Exploration Ltd. (a)(b)	400,100	3,484,871
Clean Energy Fuels Corporation (a)	735,000	8,614,200
Magnum Hunter Resources Corporation (a)(c)	560,000	4,592,000
Rex Energy Corporation (a)	748,925	13,263,462
		29,954,533
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Company	180,000	8,731,800
Teva Pharmaceutical Industries Ltd. — ADR	150,000	7,863,000
		16,594,800
Semiconductors & Semiconductor Equipment — 2.2%
EZchip Semiconductor Ltd. (a)(b)	275,000	7,086,750
Lattice Semiconductor Corporation (a)	467,300	3,855,225
		10,941,975
Software — 6.9%
Microsoft Corporation (c)	323,000	13,469,100
Oracle Corporation	500,000	20,265,000
		33,734,100
Specialty Retail — 4.5%
Asbury Automotive Group, Inc. (a)(c)	118,700	8,159,438
Sonic Automotive, Inc. — Class A	526,500	14,047,020
		22,206,458
Textiles, Apparel & Luxury Goods — 0.6%
Hanesbrands, Inc.	30,000	2,953,200

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value
Trading Companies & Distributors — 3.2%
Rush Enterprises, Inc. — Class A (a)	379,907	$13,171,376
Rush Enterprises, Inc. — Class B (a)	76,407	2,403,000
		15,574,376
Total Common Stocks (Cost $309,107,429)		473,876,532
	Contracts (100 Shares Per Contract)
PURCHASED CALL OPTIONS — 1.1%
American Capital Ltd. Expiration January 2015, Exercise Price $12.00	4,000	1,400,000
Annaly Capital Management, Inc. Expiration January 2016, Exercise Price $10.00	1,000	154,000
General Motors Company Expiration January 2016, Exercise Price $35.00	2,000	884,000
Microsoft Corporation Expiration January 2015, Exercise Price $28.00	2,000	2,740,000
Total Purchased Call Options (Cost $2,521,620)		5,178,000
	Shares
SHORT-TERM INVESTMENTS — 3.6%
Fidelity Institutional Government Portfolio, 0.01% (d)	17,943,257	17,943,257
Total Short-Term Investments (Cost $17,943,257)		17,943,257
TOTAL INVESTMENTS (Cost $329,572,306) — 101.0%		496,997,789
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(4,864,052)
TOTAL NET ASSETS — 100.0%		$492,133,737

Percentages are stated as a percent of net assets.

ADR  American Depository Receipt

plc  Public Limited Company

(a)  Non-income producing security.

(b)  Foreign company.

(c)  Shares are held as collateral for all or a portion of a corresponding written option contract. The value of the collateral on June 30, 2014 was $53,354,038.

(d)  The rate quoted in the annualized seven-day yield as of June 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

SCHEDULE OF WRITTEN OPTIONS
June 30, 2014 (Unaudited)

Name of Issuer or Title of Issue	Contracts (100 Shares Per Contract)	Value
WRITTEN CALL OPTIONS — (0.9)%
Asbury Automotive Group, Inc. Expiration July 2014, Exercise Price $50.00	796	$1,345,240
Celgene Corporation Expiration October 2014, Exercise Price $80.00	600	513,000
Eldorado Gold Corporation Expiration January 2016, Exercise Price $7.00	1,000	185,000
Gilead Sciences, Inc. Expiration November 2014, Exercise Price $80.00	600	444,000
Magnum Hunter Resources Corporation Expiration January 2016, Exercise Price $10.00	2,800	504,000
Microsoft Corporation Expiration July 2014, Exercise Price $37.00 1,000 501,000 Expiration October 2014, Exercise Price $40.00	2,000	530,000
Neustar, Inc. Expiration January 2015, Exercise Price $25.00	1,000	340,000
Total Written Call Options (Premiums received $2,685,086)		$4,362,240

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended June 30, 2014

1.  ORGANIZATION

The Wexford Trust (the "Trust") was organized as a Massachusetts Business Trust on September 21, 1987 and operations commenced on November 1, 1988. The Trust is registered under the Investment Company Act of 1940, as amended. The Muhlenkamp Fund (the "Fund") is a portfolio of the Trust and is currently the only fund in the Trust.

The Fund operates as a diversified open-end mutual fund that continuously offers its shares for sale to the public. The Fund manages its assets to seek a maximum total return to its shareholders, primarily through a combination of interest and dividends and capital appreciation by holding a diversified list of publicly traded stocks. The Fund may acquire and hold fixed-income or debt investments as market conditions warrant and when, in the opinion of its Adviser, it is deemed desirable or necessary in order to attempt to achieve its investment objective.

The primary focus of the Fund is long-term and the investment options are diverse. This allows for greater flexibility in the daily management of Fund assets. However, with flexibility also comes the risk that assets will be invested in various classes of securities at the wrong time and price.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of the accompanying financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

a.  Investment Valuations — Stocks, exchange-traded funds, options and warrants are valued at the latest sales price on the last business day of the fiscal period as reported by the securities exchange on which the issue is traded. If no sale is reported, the security is valued at the last quoted bid price. Long-term debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the Fund may use a price provided by an independent pricing service, which takes into account appropriate factors such as trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term debt instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair value. Restricted securities, private placements, other illiquid securities and other securities for which market value quotations are not readily available are valued at fair value as determined by a designated Valuation Committee, comprising personnel of the Adviser, under the supervision of the

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2014

Board of Trustees, in accordance with pricing procedures approved by the Board. For each applicable investment that is fair valued, the Valuation Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

Additionally, the Fund's investments will be valued at fair value by the Valuation Committee if the Adviser determines that an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Valuation Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2014

is a summary of the inputs used to value the Fund's assets and liabilities as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$473,876,532	$—	$—	$473,876,532
Purchased Call Options	2,438,000	2,740,000	—	5,178,000
Short-Term Investments	17,943,257	—	—	17,943,257
Total Investments in Securities	$494,257,789	$2,740,000	$—	$496,997,789
Written Call Options	$2,677,000	$1,685,240	$—	$4,362,240

*  Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

The Fund did not have any Level 3 investments during the period. It is the Fund's policy to record transfers at the end of the reporting period. For the six months ended June 30, 2014, the following transfers were made:

Transfers into Level 1 and out of Level 2: Purchased call option contracts $1,400,000. The security transferred out of Level 2 and into Level 1 due to increased market activity.

Transfers into Level 2 and out of Level 1: Purchased call option contracts $2,740,000. The security transferred out of Level 1 and into Level 2 due to decreased market activity.

b.  Foreign Securities — Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

c.  Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2014

market price of such securities. However, for federal income tax purposes the Fund does isolate and treat the effect of changes in foreign exchange rates on realized gain or loss from the sale of equity securities and payables/receivables arising from trade date and settlement date differences as ordinary income.

d.  Investment Transactions and Related Investment Income — Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the yield to maturity basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and regulations.

e.  Federal Taxes — It is the Fund's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is recorded. In addition, the Fund plans to make sufficient distributions of its income and realized gains, if any, to avoid the payment of any federal excise taxes. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2013, or for any other tax years which are open for exam. As of December 31, 2013, open tax years include the tax years ended December 31, 2010 through 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year (or twelve months). The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has no examination in progress.

f.  Dividends and Distributions to Shareholders of Beneficial Interest — Dividends from net investment income, if any, are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Income dividends and capital gain distributions are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications are made within the net asset accounts for such

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2014

amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

g.  Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

h.  Options Transactions — The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use purchased option contracts and written option contracts to hedge against the changes in the value of equities or to meet its investment objectives. The Fund may write put and call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

When the Fund writes a call or put option, an amount equal to the premium received is included in the Statement of Assets & Liabilities as a liability. The amount of the liability is subsequently adjusted to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As the writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase call and put options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Statement of Assets & Liabilities as an investment, and is subsequently adjusted to reflect the fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2014

producing securities. Written and purchased options expose the Fund to minimal counterparty risk since they are exchange traded and the exchange's clearinghouse guarantees the options against default.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund's Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2014, long options contracts (3,000 contracts) were purchased and $762,300 in premiums were paid and written option contracts (12,600 contracts) were opened and $4,103,660 in premiums were received. See Note 6 for additional disclosures related to transactions in written options.

Statement of Assets and Liabilities

Fair values of derivative instruments as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Derivatives	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity Contracts:
Purchased Call Options	Investments	$5,178,000	N/A	$—
Written Call Options	N/A	—	Written Options	4,362,240

Total		$5,178,000		$4,362,240

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2014

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014:

	Amount of Realized Gain (Loss) on Derivatives
Derivatives	Purchased Call Options	Written Call Options	Total
Equity contracts	$4,356,870	$(215,191)	$4,141,679
Total	$4,356,870	$(215,191)	$4,141,679
	Change in Unrealized Depreciation on Derivatives
Derivatives	Purchased Call Options	Written Call Options	Total
Equity contracts	$(3,598,207)	$(1,561,440)	$(5,159,647)
Total	$(3,598,207)	$(1,561,440)	$(5,159,647)

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Muhlenkamp & Company, Inc. (the "Adviser") receives a fee for investment management. The Adviser charges a management fee equal to 1% per annum of the average daily market value of the Fund's net assets up to $1 billion and 0.90% per annum of those net assets in excess of $1 billion. Under terms of the advisory agreement, which is approved annually, total annual Fund operating expenses cannot under any circumstances exceed 1.50% of the Fund's net assets. Should actual expenses incurred ever exceed the 1.50% limitation, such excess expenses shall be reimbursed by the Adviser. The Fund has no obligation to reimburse the Adviser for such payments. Certain officers/stakeholders of the Advisor are also officers and/or a trustee of the Trust. U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. For the six months ended June 30, 2014, U.S. Bancorp Fund Services received $371,997 related to such services. U.S. Bank, N.A. serves as custodian for the Fund and received $13,838.

4.  LINE OF CREDIT

The Fund has established an unsecured Line of Credit agreement ("LOC") with U.S. Bank, N.A., which expires April 28, 2015, to be used for temporary or emergency purposes, primarily for financing redemption payments. Borrowing under the LOC is limited to the lesser of $23 million, 5% of the gross market value of the Fund, or 33.33% of the value of unencumbered assets of the Fund. The interest rate paid by the Fund on outstanding borrowing is equal to the Prime Rate (3.25% at June 30, 2014). Average borrowings during the six month period were $39,094. At June 30, 2014, the Fund did not have any outstanding borrowing under the LOC.

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2014

5.  CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Fund were as follows:

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
Shares outstanding, beginning of period	7,178,413	8,182,953
Shares sold	190,601	238,869
Dividends reinvested	—	212,361
Shares redeemed	(464,758)	(1,455,770)
Shares outstanding, end of period	6,904,256	7,178,413

6.  WRITTEN OPTION CONTRACTS

The number of written option contracts and the premiums received by the Fund during the six months ended June 30, 2014, were as follows:

	Number of Contracts	Premium Amount
Options outstanding, beginning of period	3,150	$1,549,036
Options written	12,600	4,103,660
Options closed	(3,000)	(1,799,018)
Options exercised	(904)	(612,580)
Options expired	(2,050)	(556,012)
Options outstanding, end of period	9,796	$2,685,086

See Note 2h for additional disclosures related to transactions in written options.

7.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term securities and short-term options, for the six months ended June 30, 2014, were as follows:

Purchases		Sales
U.S. Government	Other	U.S. Government	Other
$—	$69,248,065	$—	$104,758,063

8.  FEDERAL TAX INFORMATION

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for an unlimited period. Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryover. As of December 31, 2013, the Fund did not have a capital loss carryover.

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2014

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Tax cost of investments	$307,272,745
Gross tax unrealized appreciation	$196,777,598
Gross tax unrealized depreciation	(13,560,516)
Net unrealized appreciation	$183,217,082
Undistributed ordinary income	$—
Undistributed long term capital gains	—
Total distributable earnings	$—
Other accumulated losses	(545,730)
Total accumulated gain	$182,671,352

The difference between book-basis and tax-basis of investments is attributable primarily to the tax deferral of losses on wash sales.

The Fund plans to distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid were as follows:

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
Ordinary income	$—	$—
Long-term capital gain	$—	$15,058,451

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Fund related to net capital gain to zero for the tax year ended December 31, 2013.

9.  EXPENSE REDUCTIONS

Beginning in 2000, expenses are reduced through the deposit of minimum account maintenance fees into the Fund. By November 30th of each year, all accounts must have net investments (purchases less redemptions) totaling $1,500 or more, an account value greater than $1,500, or be enrolled in the Automatic Investment Plan. Accounts that do not meet one of these three criteria will be charged a $15 fee. These fees are

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2014

used to lower the Fund's expense ratio. For the six months ended June 30, 2014, the Fund's expenses were reduced $15,492 by utilizing minimum account maintenance fees pertaining to account balances as of November 30, 2013, resulting in a decrease in the expenses being charged to shareholders.

10.  GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

11.  VOTING RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

A Special Meeting of Shareholders of the Fund was held on August 26, 2014 for shareholders of record as of July 9, 2014, to vote on the reorganization of the Fund as a series of Managed Portfolio Series. A summary of voting results follows:

For:       3,375,757            Against: 89,646    Withheld:         127,168

12.  ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of The Wexford Trust (the "Board") oversees the management of the Fund and, as required by law, determines annually whether to approve the continuance of the Fund's Amended Investment Advisory Agreement (the "Agreement") with the Adviser. At a meeting held on May 15, 2014, the Board, including all of the Independent Trustees, approved the continuance of the Agreement between the Fund and the Adviser for another year, effective June 30, 2014.

The Independent Trustees thanked the Adviser for the responses which it had provided to the inquiries made by the Independent Trustees, as well as the analysis from U.S. Bancorp and the memo from the Fund's legal counsel. The Independent Trustees reported that they had met numerous times in executive session with independent legal counsel to discuss the renewal of the Agreement prior to the discussion at a meeting of the full Board. To facilitate their deliberative process, the Adviser provided materials relevant to the Independent Trustees' consideration of the Agreement, including, among other things, the Adviser's Form ADV and Code of Ethics, information regarding the Adviser's compliance program, personnel and financial condition, and memoranda prepared by the Fund's legal counsel. During their deliberations, the Independent Trustees also reviewed comparative performance, fees and expenses provided by Morningstar, an independent third party. The Adviser provided written and verbal responses to a detailed request submitted by the Independent Trustees. The

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2014

Independent Trustees also discussed relevant case law outlined by the Fund's legal counsel memorandum. The Independent Trustees assessed and reviewed the relevant information received periodically throughout the year with respect to their consideration of the Agreement, including performance, management fee and other expense information. After consideration of all of the factors, and based on their business judgment, the Independent Trustees determined that the renewal of the Agreement is in the best interest of the Fund and its shareholders, and that the compensation to be paid to the Adviser under the Agreement is fair and reasonable.

What follows is a summary of the material factors and the conclusions that formed the basis for the full Board's approval of the Agreement. No particular factor was controlling and not every factor was given the same weight by each Trustee.

The Nature, Extent and Quality of the Adviser's Services

The Board reviewed the services provided and required by the Adviser to the Fund under the Agreement. The Board determined that the Adviser is providing services in accordance with the terms of the Agreement. The Board assessed the Adviser's significant role in establishing and maintaining the Fund and the construction and implementation of its investment objective, principal strategies, and fee structure. The Board noted the Adviser's overall reputation and positive name recognition. The Board reviewed information and received written and oral responses from the Adviser, Chief Compliance Officer of the Fund and others on the performance of the Fund, the income and expenses of the Fund, the fees charged by the Adviser to its private clients, the services provided by the Adviser to the Fund and its private clients, the Adviser's key personnel, and the Adviser's compliance with the Fund's investment restrictions and its other policies and procedures. The Board considered the Adviser's responsibilities for ensuring the Fund's compliance with applicable requirements under the securities laws. The Board reviewed the organizational structure of the Adviser, credentials of the officers and employees of the Adviser who provide investment advisory services to the Fund and the process for identifying securities to be purchased and sold by the Fund. The Board noted the continuing substantial efforts the Adviser makes to market and promote the Fund and to retain shareholders, including establishing and maintaining the Fund's website, semi-annual webinars and personal presentations made on television and at conferences throughout the country. Based on its review of these factors, the Board concluded that the overall services provided by the Adviser are satisfactory and in accordance with the terms of the Agreement, and the Fund was likely to continue to benefit from the services provided under the Agreement. The Board, including a majority of the Independent Trustees, concluded that the nature, extent and quality of services provided by the Adviser were

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2014

appropriate and consistent with the types of services customarily provided by investment advisers to mutual funds.

The Investment Performance of the Fund and the Adviser

The Board reviewed the performance of the Fund during the past quarter, year, and for the 1, 3, 5, 10 and 15 year periods against the performance of two separate groups of funds (one group containing funds with 12b-1 fees and investment strategies comparable to those of the Fund and one group which did not contain 12b-1 fees), a Morningstar Index comprised of funds categorized by Morningstar as All Cap Value, Mid-Cap Value and Large Cap Value ("Morningstar Value Index"), and S&P 500 Index. The Board examined and compared it to similar data for the select group of other funds. The Board added that while the performance of the Fund in the three, five and ten year periods lagged other comparable funds, the Fund's one and fifteen year performance did not. The Board noted that the one and fifteen year performance of the Fund was generally in line with the median performance of other comparable funds and the Morningstar Index. The Board also noted that the one and fifteen year performance outperformed the S&P 500 Index. None of these comparisons was definitive as to the Board's final determination, but they did provide one point of reference from which performance could be evaluated. The Board requested and received additional statistical information on the Fund's performance/management and Adviser commentary on the statistical information to aid in their evaluation. The Board also considered the Adviser's quarterly portfolio commentaries and reviews explaining the Fund's performance. The Board expressed its confidence in the Adviser and its staff, and in particular the portfolio managers, Ronald Muhlenkamp and Jeffery Muhlenkamp. The Board considered the overall performance of the Adviser in addition to providing investment advisory services to the Fund and concluded that such performance was satisfactory. The Board found that policies and procedures are promptly implemented and monitored for compliance, and that no ethical or other concerns have been raised as to the Adviser or its staff. Based on this review, the Board concluded that, although past performance is not a guarantee of future results, the Fund and its shareholders were likely to benefit from the Adviser's continued investment management of the Fund.

Costs of Services to Be Provided

The Board compared the Fund's management fees, non-management expenses and total expense ratio to a group of funds with investment strategies reasonably comparable to the Fund and found them reasonable when compared against the group. The Board also compared the Fund's management fees and total expense ratio with the

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2014

Morningstar Value Index and noted that the fees were reasonable. The Board further reviewed information regarding the nature of services and management fee rates offered by the Adviser to other clients, including separately managed accounts. In evaluating the comparisons of fees, the Board noted that the fee rates charged to the Fund and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Fund. Accordingly, the Board considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Board noted and discussed the extent of the significant additional services provided to the Fund that the Adviser did not provide in the other separately managed accounts. Those services included certain administrative services, oversight of the Fund's other service providers, trustee support, risk management, regulatory compliance and various other services. The Board noted, in particular, that the range of services provided to the Fund (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Fund, the Board believes such facts justify the different levels of fees.

Expense Limitations

The Adviser has contractually agreed to limit the total annual operating expenses of the Fund to 1.50% of daily net assets. This expense limitation in the Agreement, upon renewal, will remain in effect until June 30, 2015. Given the effect this expense limitation could have on the Fund's expenses, the Board considers it potentially beneficial to the Fund and its shareholders.

Economies of Scale

The Agreement provides that when the Fund's net assets exceed $1 billion, the investment advisory fee on amounts over $1 billion is reduced from 1% to 0.9%. The Board considered that in the past the Fund had experienced reduced fees at higher asset levels, thereby reflecting economies of scale. Thus, should the Fund's size increase to more than $1 billion in net assets, these economies of scale would again be realized, resulting in significant benefits to the shareholders.

MUHLENKAMP FUND

(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2014

Profitability and Soundness of the Adviser

The Board reviewed the Adviser's financial statements and considered the profitability of the Adviser and its financial condition. The Board concluded that the Adviser's current level of profitability was reasonable considering the quality of management, the Adviser fee breakpoint, expense limitation and payments for service fees charged by financial intermediaries to the Fund. The Board concluded that the Adviser's financial position remains strong and it will be able to fully discharge its obligations under the Agreement.

Other Factors

The Board considered the governance and compliance regulations applicable to the Fund, and the Adviser's efforts to operate the Fund in accordance with required policies and procedures. The Board determined there has consistently been a good faith effort on the part of the Adviser to adhere to the highest ethical standards. The Board believed that the Fund generally benefits from its association with the Adviser and the use of the "Muhlenkamp" name. The Board noted they considered the continued services of the Adviser in connection with the proposed plan of reorganization and proxy vote.

Summary

In summary, the Board and the Independent Trustees considered each of the factors which they believed to be relevant to the consideration of the approval of the Agreement. The Board and the Independent Trustees determined based on their overall review that the compensation proposed in the Agreement is not excessive and is fair and reasonable. The Board and the Independent Trustees determined that each of the factors discussed above supported the renewal of the Agreement and that a renewal of the Agreement is in the best interest of the shareholders of the Fund.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

ADDITIONAL INFORMATION (Unaudited)
Six Months Ended June 30, 2014

1.  BROKER COMMISSIONS

Some people have asked how much the Muhlenkamp Fund pays in commissions: For the six months ended June 30, 2014, the Fund paid $112,032 in broker commissions. These commissions are included in the cost basis of investments purchased, and deducted from the proceeds of securities sold. This accounting method is the industry standard for mutual funds. Were these commissions itemized as expenses, they would equal two cents (2¢) per Fund share and would have increased the operating expense ratio from 1.27% to 1.32%.

2.  QUALIFIED DIVIDEND INCOME PERCENTAGE

The Fund designated 0% of dividends declared and paid during the year ended December 31, 2013 from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.

3.  CORPORATE DIVIDENDS RECEIVED DEDUCTION PERCENTAGE

Corporate shareholders may be eligible for a dividends received deduction for certain ordinary income distributions paid by the Fund. The Fund designated 0% of dividends declared and paid during the year ended December 31, 2013 from net investment income as qualifying for the dividends received deduction. The deduction is a pass through of dividends paid by domestic corporations (i.e. only equities) subject to taxation.

4.  SHORT-TERM CAPITAL GAIN

For the year ended December 31, 2013, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k) (2)(C) for the Fund was 0.00%.

5.  INFORMATION ABOUT PROXY VOTING

Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-860-3863 or by accessing the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available on the SEC's website at www.sec.gov or by calling the toll-free number listed above.

6.  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-860-3863. Furthermore, you will be able to obtain a copy of the filing on the SEC's website at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

INVESTMENT ADVISER

Muhlenkamp & Company, Inc.

5000 Stonewood Drive, Suite 300

Wexford, PA 15090

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.

Custody Operations

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

DISTRIBUTOR

Quasar Distributors, LLC

615 E. Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

A Special Meeting of Shareholders of the Fund was held on August 26, 2014 for shareholders of record as of July 9, 2014, to vote on the reorganization of the Fund as a series of Managed Portfolio Series. A summary of voting results follows:

For:	3,375,757	Against:	89,646	Withheld:	127,168

Item 11. Controls and Procedures.

(a)         The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Wexford Trust

By (Signature and Title)*	/s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date	August 29, 2014

By (Signature and Title)*	/s/ Anthony Muhlenkamp
Anthony Muhlenkamp, Treasurer

Date	August 29, 2014

* Print the name and title of each signing officer under his or her signature.